Shareholders' Equity, Capital Ratios and Other Regulatory Matters - Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated
Tier 1 Leverage
Minimum amount	$ 1,073,381	$ 818,440
Minimum ratio	4.00%	4.00%
Actual amount	$ 2,509,496	$ 2,221,528
Actual ratio	9.35%	10.86%
Common Equity Tier 1 (CET1)
Minimum amount	$ 1,011,732	$ 794,334
Minimum ratio	4.50%	4.50%
Actual amount	$ 2,377,398	$ 2,089,431
Actual ratio	10.57%	11.84%
Tier 1 Risk-Based Capital (1)
Minimum amount	$ 1,348,977	$ 1,059,112
Minimum ratio	6.00%	6.00%
Actual amount	$ 2,509,496	$ 2,221,528
Actual ratio	11.16%	12.59%
Total Risk-Based Capital (1)
Minimum amount	$ 1,798,635	$ 1,412,149
Minimum ratio	8.00%	8.00%
Actual amount	$ 2,780,095	$ 2,493,988
Actual ratio	12.37%	14.13%
IBERIABANK
Tier 1 Leverage
Minimum amount	$ 1,070,789	$ 816,152
Minimum ratio	4.00%	4.00%
Well capitalized amount	$ 1,338,487	$ 1,020,190
Well capitalized ratio	5.00%	5.00%
Actual amount	$ 2,437,275	$ 1,878,703
Actual ratio	9.10%	9.21%
Common Equity Tier 1 (CET1)
Minimum amount	$ 1,009,553	$ 792,111
Minimum ratio	4.50%	4.50%
Well capitalized amount	$ 1,458,243	$ 1,144,160
Well capitalized ratio	6.50%	6.50%
Actual amount	$ 2,437,275	$ 1,878,703
Actual ratio	10.86%	10.67%
Tier 1 Risk-Based Capital (1)
Minimum amount	$ 1,346,070	$ 1,056,147
Minimum ratio	6.00%	6.00%
Well capitalized amount	$ 1,794,760	$ 1,408,197
Well capitalized ratio	8.00%	8.00%
Actual amount	$ 2,437,275	$ 1,878,703
Actual ratio	10.86%	10.67%
Total Risk-Based Capital (1)
Minimum amount	$ 1,794,760	$ 1,408,197
Minimum ratio	8.00%	8.00%
Well capitalized amount	$ 2,243,450	$ 1,760,246
Well capitalized ratio	10.00%	10.00%
Actual amount	$ 2,591,374	$ 2,034,663
Actual ratio	11.55%	11.56%